Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Research and Development Expense	$ 17.8	$ 22.7	$ 13.3
Customer funded research and development costs	$ 2.4	$ 2.2	$ 1.4